Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Borrowings
Balances at the beginning of the year	$ 58,697	$ 50,516	$ 52,327
Borrowings obtained	52	15,460	5,015
Payment of borrowings	(16,414)	(15,951)	(4,495)
Interest paid	(4,589)	(4,530)	(4,346)
Accrued interest	4,299	4,165	4,509
Foreign exchange	(3,038)	8,537	(3,046)
Short terms loans, net	5,656	1,936	531
Repurchase of non-convertible notes	1,217	(902)	(121)
Issuance of non-convertible notes	9	(15)	38
Others	(2,967)	(520)	(41)
Inflation adjustment	0	(1)	(145)
Balances at the end of the year	$ 42,922	$ 58,697	$ 50,516